EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE (EPS)

6. EARNINGS PER SHARE (EPS)

Basic earnings per common share excludes dilution and is computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding (which includes shares outstanding, less performance and non-vested shares for which vesting criteria have not been met) plus deferred stock awards, weighted for the period outstanding. Diluted earnings per common share is computed by dividing net earnings available to common stockholders by the sum of the weighted-average number of common shares outstanding for the period adjusted (i.e., increased) for all additional common shares that would have been outstanding if potentially dilutive common shares had been issued and any proceeds of the issuance had been used to repurchase common stock at the average market price during the period. Under this method, an increase in the fair market value of the Company’s stock can result in a greater dilutive effect from potentially dilutive common shares. The proceeds are assumed to be the sum of the amount to be paid to the Company upon exercise of options, the amount of compensation cost attributed to future services and not yet recognized, and the amount of income taxes that would be credited to or deducted from capital upon exercise.

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2012, 2011, and 2010 (in thousands, except net earnings in millions and per share amounts):

Years Ended December 31,	2012	2011	2010
Numerator:
Earnings from continuing operations	$94.1	$86.0	$67.0
Earnings from discontinued operations, net of tax	93.9	121.8	105.3

Net earnings attributable to Cytec Industries Inc.	$188.0	$207.8	$172.3

Denominator:
Weighted average shares outstanding	46,034	48,449	49,339
Effect of dilutive shares:
Options and stock-settled SARS	623	466	472
Non-vested shares and units	129	88	54

Diluted average shares outstanding	46,786	49,003	49,865

Basic earnings per common share:
Earnings from continuing operations	$2.04	$1.78	$1.36
Earnings from discontinued operations	2.04	2.51	2.13

Net earnings per common share attributable to Cytec Industries Inc.	$4.08	$4.29	$3.49

Diluted earnings per common share:
Earnings from continuing operations	$2.01	$1.75	$1.35
Earnings from discontinued operations	2.01	2.49	2.11

Net earnings per common share attributable to Cytec Industries Inc.	$4.02	$4.24	$3.46

The following table sets forth the anti-dilutive shares/units excluded from the above calculations because their inclusion would have had an anti-dilutive effect on earnings per share (in thousands):

Years ended December 31,	2012	2011	2010
Options	250	852	285
Stock-settled SARS	0	1,138	862
Non-vested shares and units	0	0	0

Total	250	1,990	1,147